Summarized Financial Information of Citizens Holding Company	12 Months Ended
Dec. 31, 2011
Summarized Financial Information of Citizens Holding Company

Note 11. Summarized Financial Information of Citizens Holding Company

Summarized financial information of Citizens Holding Company, parent company only, at December 31, 2011 and 2010, and for the years ended December 31, 2011, 2010 and 2009, is as follows:

Balance Sheets

December 31, 2011 and 2010

	2011	2010
Assets
Cash (1)	$1,416,801	$1,351,489
Investment in bank subsidiary (1)	84,377,402	74,719,686
Other assets (1)	285,414	224,321

Total assets	$86,079,617	$76,295,496

Liabilities
Other liabilities	$400	$400

Stockholders’ equity	86,079,217	76,295,096

Total liabilities and stockholders’ equity	$86,079,617	$76,295,496

(1)	Fully or partially eliminates in consolidation.

Income Statements

Years Ended December 31, 2011, 2010 and 2009

	2011	2010	2009
Interest income	$3,264	$3,559	$5,887

Other income
Dividends from bank subsidiary (1)	4,332,000	4,654,050	4,047,000
Equity in undistributed earnings of bank subsidiary (1)	3,016,877	2,677,680	3,228,419
Other income	51	115	755

Total other income	7,348,928	7,331,845	7,276,174

Other expense	236,904	265,594	223,611

Income before income taxes	7,115,288	7,069,810	7,058,450
Income tax benefit	(102,559)	(92,721)	(80,524)

Net income	$7,217,847	$7,162,531	$7,138,974

(1)	Eliminates in consolidation.

Statements of Cash Flows

Years Ended December 31, 2011, 2010 and 2009

	2011	2010	2009
Cash flows from operating activities
Net income	$7,217,847	$7,162,531	$7,138,974
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of Bank	(3,016,877)	(2,677,680)	(3,228,419)
Stock compensation expense	123,702	150,748	134,952
Increase in other assets	(61,093)	(62,129)	(52,118)
Increase in other liabilities	—	400	—

Net cash provided by operating activities	4,263,579	4,573,870	3,993,389

	2011	2010	2009
Cash flows from financing activities
Dividends paid to stockholders	$(4,261,652)	$(4,110,791)	$(3,931,530)
Proceeds from exercise of stock options	63,385	189,161	485,748
Repurchase of company stock	—	(366,381)	(1,065,574)

Net cash used by financing activities	(4,198,267)	(4,288,011)	(4,511,356)

Net increase (decrease) in cash	65,312	285,859	(517,967)

Cash, beginning of year	1,351,489	1,065,630	1,583,597

Cash, end of year	$1,416,801	$1,351,489	$1,065,630

The Bank is required to obtain approval from state regulators before paying dividends. The Bank paid dividends of $4,332,000, $4,654,050 and $4,047,000 to the Citizens Holding Company during the years ended December 31, 2011, 2010 and 2009, respectively.